Receivables from Supply Chain Solutions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables from Supply Chain Solutions [Line Items]
Balance of receivables	$ 23,978,130	$ 59,167,029
Reversed due to recoveries	194,911
Supply Chain Solutions [Member]
Receivables from Supply Chain Solutions [Line Items]
Allowance for credit losses	$ 969,232